Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Accounts receivable	14,287	14,024	1,975
Allowance for credit losses	(2,554)	(3,176)	(447)

	11,733	10,848	1,528

Movements in Allowance for Credit Losses
The movements in the allowance for credit losses were as follows:

	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	1,320	2,069	2,554	360
Amounts charged to expenses	830	555	669	94
Amounts written off	(81)	(70)	(47)	(7)

Balance as of December 31	2,069	2,554	3,176	447